Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Classes of current inventories [abstract]
Raw materials and consumables	₨ 60,555	$ 828	₨ 67,432
Work-in-progress	30,202	412	33,267
Finished goods	8,752	120	12,663
Total	₨ 99,509	$ 1,360	₨ 113,362